Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P.
Schedule of assets and liabilities measured at fair value

The following table is a listing of the Predecessor’s assets and liabilities that are measured at fair value and where they were classified within the fair value hierarchy as of December 31, 2015:

	Level 1	Level 2	Level 3
Assets:
Derivative instruments, net(1)	$—	$21,113	$—

(1)This represents financial assets or liabilities that are measured at fair value on a recurring basis.

The following table is a listing of the Predecessor’s assets and liabilities that are measured at fair value and where they were classified within the fair value hierarchy as of December 31, 2014:

	Level 1	Level 2	Level 3
Assets:
Derivative instruments, net(1)	$—	$36,787	$—
Unproved oil and gas properties(2)	$—	$—	$5,705

(1)This represents a financial asset or liability that is measured at fair value on a recurring basis.

(2)This represents a non‑financial asset that is measured at fair value on a nonrecurring basis.